Document and Entity Information	6 Months Ended
Jun. 30, 2022
Document and Entity Information [Abstract]
Document Type	POS AM
Entity Registrant Name	Nexters Inc.
Amendment Description	AMENDMENT NO. 5
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001848739
Amendment Flag	true